Schedule of Investments (unaudited) October 31, 2020	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 37.5%
Acceleron Pharma Inc.(a)	738	$77,180
Agios Pharmaceuticals Inc.(a)	1,038	41,593
Akeso Inc.(a)(b)	6,000	18,801
Akouos Inc.(a)	655	12,713
Alexion Pharmaceuticals Inc.(a)	396	45,595
Allakos Inc.(a)	524	49,848
Alnylam Pharmaceuticals Inc.(a)	648	79,685
ALX Oncology Holdings Inc.(a)	672	26,551
Amicus Therapeutics Inc.(a)	1,044	18,614
Annexon Inc.(a)	432	8,990
Apellis Pharmaceuticals Inc.(a)	402	12,824
Applied Molecular Transport Inc.(a)	390	11,462
Arcutis Biotherapeutics Inc.(a)	366	6,522
Arena Pharmaceuticals Inc.(a)	354	30,345
Argenx SE, ADR(a)	282	69,973
Arrowhead Pharmaceuticals Inc.(a)	198	11,345
Avidity Biosciences Inc.(a)	864	21,367
Beam Therapeutics Inc.(a)	396	13,531
Biohaven Pharmaceutical Holding Co. Ltd.(a)	205	15,879
BioMarin Pharmaceutical Inc.(a)	474	35,280
Blueprint Medicines Corp.(a)	180	18,410
C4 Therapeutics Inc.(a)	797	19,726
CareDx Inc.(a)	534	26,193
ChemoCentryx Inc.(a)	178	8,544
Cytokinetics Inc.(a)	604	9,283
Deciphera Pharmaceuticals Inc.(a)	192	11,149
Dicerna Pharmaceuticals Inc.(a)	942	19,773
Eidos Therapeutics Inc.(a)	282	19,999
Fate Therapeutics Inc.(a)	264	11,722
FibroGen Inc.(a)	378	14,508
Forma Therapeutics Holdings Inc.(a)	1,272	54,849
Galecto Inc.(a)	1,297	19,455
Genetron Holdings Ltd.(a)	2,280	23,028
Genmab A/S(a)	510	169,882
Genmab A/S, ADR(a)	1,620	54,529
Global Blood Therapeutics Inc.(a)	192	10,153
Grifols SA	1,650	44,571
Immunovant Inc.(a)	600	26,172
Intellia Therapeutics Inc.(a)	342	8,187
Iovance Biotherapeutics Inc.(a)	1,008	35,965
Kadmon Holdings Inc.(a)	3,420	11,628
Karyopharm Therapeutics Inc.(a)	954	14,138
Keros Therapeutics Inc.(a)	498	27,689
Kodiak Sciences Inc.(a)	420	38,140
Krystal Biotech Inc.(a)	384	16,508
Kymera Therapeutics Inc.(a)	636	22,890
Mersana Therapeutics Inc.(a)	3,666	66,061
Mirati Therapeutics Inc.(a)	213	46,251
Neurocrine Biosciences Inc.(a)	408	40,257
Nkarta Inc.(a)	990	28,423
ORIC Pharmaceuticals Inc.(a)	462	9,933
PMV Pharmaceuticals Inc.(a)	1,134	39,747
Praxis Precision Medicines Inc.(a)	1,002	35,070
Prothena Corp. PLC(a)	852	9,295
PTC Therapeutics Inc.(a)	510	26,617
Rapt Therapeutics Inc.(a)	444	12,761
Regeneron Pharmaceuticals Inc.(a)	162	88,057
Retrophin Inc.(a)	924	18,702

Security	Shares	Value

Biotechnology (continued)
Sage Therapeutics Inc.(a)	372	$27,297
Sarepta Therapeutics Inc.(a)	168	22,833
Seagen Inc.(a)	1,170	195,156
Seres Therapeutics Inc.(a)	876	24,432
Stoke Therapeutics Inc.(a)	240	9,214
Taysha Gene Therapies Inc.(a)	420	8,736
TCR2 Therapeutics Inc.(a)	534	10,504
Twist Bioscience Corp.(a)	570	43,685
United Therapeutics Corp.(a)	138	18,524
Vertex Pharmaceuticals Inc.(a)	205	42,714
Vir Biotechnology Inc.(a)	312	9,809
Zai Lab Ltd., ADR(a)	456	37,415
Zentalis Pharmaceuticals Inc.(a)	534	21,141
Zymeworks Inc.(a)	594	23,237

		2,261,060

Diversified Financial Services — 0.4%
Eucrates Biomedical Acquisition Corp.(a)	1,857	18,570
Helix Acquisition Corp.(a)	445	4,570

		23,140

Health Care Equipment & Supplies — 27.7%
ABIOMED Inc.(a)	192	48,361
Alcon Inc.(a)	1,830	104,017
Baxter International Inc.	1,464	113,563
Cardiovascular Systems Inc.(a)	396	14,117
Coloplast A/S, Class B	48	7,005
ConvaTec Group PLC(b)	10,962	25,612
Demant A/S(a)	1,644	51,778
Eargo Inc.(a)	400	13,860
Edwards Lifesciences Corp.(a)	660	47,315
Envista Holdings Corp.(a)	918	24,254
GN Store Nord A/S	1,482	106,592
Haemonetics Corp.(a)	648	65,506
Hill-Rom Holdings Inc.	342	31,146
Insulet Corp.(a)	336	74,676
Intuitive Surgical Inc.(a)	174	116,072
Masimo Corp.(a)	558	124,892
Nevro Corp.(a)	588	87,736
NuVasive Inc.(a)	324	14,395
Penumbra Inc.(a)	264	68,912
Pulmonx Corp.(a)	229	9,632
ResMed Inc.	414	79,463
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	900	51,987
Silk Road Medical Inc.(a)	708	42,905
Sonova Holding AG, Registered(a)	150	35,595
STERIS PLC	324	57,410
Straumann Holding AG, Registered	78	81,357
Tandem Diabetes Care Inc.(a)	600	65,400
Teleflex Inc.	336	106,925

		1,670,483

Health Care Providers & Services — 10.0%
Addus HomeCare Corp.(a)	102	9,952
Amedisys Inc.(a)	540	139,860
Amplifon SpA(a)	1,518	55,187
Centene Corp.(a)	846	49,999
Chemed Corp.	60	28,699
Encompass Health Corp.	972	59,593
Humana Inc.	192	76,662
Jinxin Fertility Group Ltd.(b)	48,000	58,183

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Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)

LHC Group Inc.(a)	582	$126,032

		604,167

Health Care Technology — 2.5%

American Well Corp., Class A(a)	1,566	40,418

GoodRx Holdings Inc., Class A(a)	162	7,839

Livongo Health Inc.(a)(c)	480	67,090

Teladoc Health Inc.(a)	174	34,184

		149,531

Insurance — 0.9%

eHealth Inc.(a)	438	29,394

Selectquote Inc.(a)	1,308	22,524

		51,918

Life Sciences Tools & Services — 10.8%

10X Genomics Inc., Class A(a)	114	15,607

Avantor Inc.(a)	1,800	41,886

Berkeley Lights Inc.(a)	798	57,911

Charles River Laboratories International Inc.(a)	216	49,183

Gerresheimer AG	366	36,793

Illumina Inc.(a)	84	24,587

IQVIA Holdings Inc.(a)	342	52,665

Lonza Group AG, Registered	84	50,883

PPD Inc.(a)	3,996	131,388

WuXi AppTec Co. Ltd., Class H(b)	6,000	95,553

Wuxi Biologics Cayman Inc.(a)(b)	3,500	97,758

		654,214

Pharmaceuticals — 7.7%

Astellas Pharma Inc.	2,400	32,944

Atea Pharmaceuticals Inc.	535	16,232

Chugai Pharmaceutical Co. Ltd.	700	26,925

Eisai Co. Ltd.	200	15,475

Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	24,000	106,927

Harmony Biosciences Holdings Inc.(a)	228	8,869

Security	Shares	Value

Pharmaceuticals (continued)

Horizon Therapeutics PLC(a)	396	$29,672

Merck KGaA	468	69,316

MyoKardia Inc.(a)	90	20,118

Nektar Therapeutics(a)	834	13,211

Relmada Therapeutics Inc.(a)	618	19,115

Royalty Pharma PLC, Class A	336	12,331

UCB SA	918	90,572

		461,707

Total Common Stocks — 97.5% (Cost: $5,880,996)		5,876,220

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	140,000	140,000

Total Short-Term Investments — 2.3% (Cost: $140,000)		140,000

Total Investments in Securities — 99.8% (Cost: $6,020,996)		6,016,220

Other Assets, Less Liabilities — 0.2%		14,906

Net Assets — 100.0%		$6,031,126

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$140,000	(b)	$—	$—	$—	$140,000	140,000	$6	$—

(a)	The Fund commenced operations on September 29, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Future Health ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,809,130	$—	$67,090	$5,876,220
Money Market Funds	140,000	—	—	140,000

	$5,949,130	$—	$67,090	$6,016,220

The following table includes a rollforward for the period ended October 31, 2020 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks
Balance at beginning of period(a)	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	506
Purchases	66,584
Sales	—
Transfers in	—
Transfers out	—

Balance at end of period	$67,090

Net change in unrealized appreciation/depreciation on investments still held at end of period	$506

(a)	The Fund commenced operations on September 29, 2020.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Portfolio Abbreviations - Equity

ADR American Depositary Receipt

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